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Securities and Exchange Commission

Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:      Max A. Webb, Assistant Director

Margery Reich
Johanna Vega Losert
Amy Geddes

Re:	Accuride Corporation
Registration Statement on Form S-1 (Registration No. 333-121944)

Ladies and Gentlemen:

On behalf of Accuride Corporation, a Delaware corporation (the “Company”), enclosed herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), is Amendment No. 4 to the Registration Statement on Form S-1 (“Amendment No. 4”) relating to the initial public offering of the Company’s common stock.  The Company has previously paid the $16,242.60 registration fee by wire transfer to the Commission’s account at Mellon Bank as permitted by the Rules under the Securities Act.

Should the Staff have any comments regarding the enclosed Amendment No. 4, please contact Mark V. Roeder at (650) 463-3043 or Christopher D. Lueking of this firm at (312) 876-7680.

Very truly yours,

/s/ Mark Fleisher, Esq.

Mark Fleisher

of LATHAM & WATKINS LLP

cc:	Accuride Corporation
Christopher D. Lueking, Esq.